Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 8,395	$ 7,871	$ 4,139	$ 16,266	$ 5,524
Exchange variation (not taxable) or not deductible	71	47	(184)	118	(600)
Income before income taxes, equity results and noncontrolling interests after exchange variation	8,466	7,918	3,955	16,384	4,924
Tax at Brazilian composite rate	(2,878)	(2,692)	(1,345)	(5,570)	(1,674)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	258	436	209	694	418
Difference on tax rates of foreign income	219	748	239	967	563
Tax incentives	192	171	212	363	229
Reversal of deferred income tax	(141)			(141)
Other non-taxable, income/non deductible expenses	(57)	(40)	24	(97)	42
Income taxes per consolidated statements of income	(2,407)	(1,377)	(661)	(3,784)	(422)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)				34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,303	4,518	3,407	11,821	3,627
Income before income taxes, equity results and noncontrolling interests after exchange variation	7,303	4,518	3,407	11,821	3,627
Tax at Brazilian composite rate	(2,483)	(1,536)	(1,158)	(4,019)	(1,233)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	258	436	209	694	418
Tax incentives	192	171	212	363	229
Other non-taxable, income/non deductible expenses	(63)	13	(25)	(50)	(29)
Income taxes per consolidated statements of income	(2,096)	(916)	(762)	(3,012)	(615)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,092	3,353	732	4,445	1,897
Exchange variation (not taxable) or not deductible	71	47	(184)	118	(600)
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,163	3,400	548	4,563	1,297
Tax at Brazilian composite rate	(395)	(1,156)	(187)	(1,551)	(441)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	219	748	239	967	563
Reversal of deferred income tax	(141)			(141)
Other non-taxable, income/non deductible expenses	6	(53)	49	(47)	71
Income taxes per consolidated statements of income	$ (311)	$ (461)	$ 101	$ (772)	$ 193